Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2024
Significant accounting judgments, estimates and assumptions [Abstract]
Significant accounting judgments, estimates and assumptions

4. Significant accounting judgments, estimates and assumptions

The preparation of financial statements requires the use of accounting estimates which will seldom equal the actual results. Management needs to exercise judgment in applying the Group’s accounting policies.

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that might have a financial impact on the Group and that are believed to be reasonable under the circumstances. The estimates and assumptions that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a) Revenue recognition

The Group has determined that each membership benefit provided over the membership period is a material right that would need to be accounted for as a performance obligation. Refer to Note 2.20 for details. Determining the transaction price allocated to each performance obligation based on its standalone selling price requires judgment and consideration of all relevant facts and circumstance. In the evaluation of standalone selling price, the Group considers the applicable market conditions and relevant Group-specific factors, including factors that were contemplated in membership agreement with the end-users and the estimated costs for specified number of cash coupons and incremental discounts.

The Group determined that it is appropriate based on its specific facts and circumstances to record net losses generated from its mobility and connectivity EV charging orders with net negative revenues in selling and marketing expenses on a transaction-by-transaction basis. The Group considered the substance of negative revenue arising from incentives to end-users as marketing related expenses paid to end-users, the purpose of which is to encourage user engagement, expand user base on the EV charging business, as well as eventually increase the commission revenue generated from the EV charging business. These loss orders did not relate to past contracts nor future contracts and were accounted for as a separate unit of account. The excess incentive amount that was reclassified to selling expenses amounted to RMB75.2 million (US$10.3 million), RMB224.5 million and RMB140.8 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Determining whether the Group is acting as a principal or as an agent when a third-party is involved in the provision of certain services to its customers requires judgment and consideration of all relevant facts and circumstances. In evaluation of the Group’s role as a principal or agent, the Group considers factors to determine whether the Group controls the specified goods or service before it is transferred to the customer including, but not limited to, the following: whether the Group (a) is primarily responsible for fulfilling the contract, (b) is subject to inventory risk, and (c) has discretion in establishing prices. Refer to Note 2.20 for details.

(b) Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the grant date fair value of the equity instruments granted, the Group uses binomial model and Monte-Carlo simulation model for the valuation. The models and assumptions used for estimating the fair value for share-based payment transactions are disclosed in Note 28.

(c) Estimation of recoverability of uncollected input VAT invoice

The Group determines the recoverability of uncollected input VAT invoice, recorded in other receivables, by considering the historical collection experience of input VAT invoice from the charging station operators and other factors that may affect the operators’ capability to issue input VAT invoice. The Group recognizes provision of uncollected input VAT amount as cost of revenue, in cases such as there is indication of the operator to terminate cooperation or lose capability to issue input VAT invoice.

(d) Estimation of IFRIC 23 provisions

Where the amount of tax payable or recoverable is uncertain due to the challenge from relevant tax authority or uncertainty regarding the acceptability of a particular tax treatment under the tax laws, judgment is required to assess the probability that the uncertain tax treatment will be accepted by the tax authority. In accordance with IFRIC 23, if it is not probable that the uncertain tax treatment will be accepted by the tax authority, the Group shall reflect the effects of uncertainty in determining the related taxable profit. Uncertain tax provisions include any related penalties, if applicable, under the tax laws.

(e) Recognition of deferred tax assets

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant judgement is required to determine the amount of deferred tax assets that can be recognized, based on the likely timing and the level of future taxable profits, together with future tax planning strategies. Further details are disclosed in Note 27.

(f) Business agreements with Anji Datacom

In February 2022, Kuaidian Power Beijing, an indirect wholly owned subsidiary of the Company, entered into an asset transfer agreement with Anji Datacom, an independence third party, whereby Kuaidian Power Beijing agreed to sell certain assets to Anji Datacom, including Kuaidian Platform, user account information and historical transaction data, IT systems and IT workforce. The transfer was completed on March 31, 2022.

On March 31, 2022, Anji Zhidian, an indirect wholly owned subsidiary of the Company, entered into a series of agreements with Anji Datacom, through which Anji Zhidian continues to connect charging station operators to Kuaidian Platform while Anji Datacom is responsible for the provision of data management and technical services to Anji Zhidian in exchange for a service fee (the “Business Cooperation Agreements”).

The assets transferred constituted a business including inputs (Kuaidian Platform, user data, etc.) and processes (the established IT processes), but did not constitute a discontinued operation in accordance with IFRS 5 because they did not constitute a major line of business and the Group continued to carry out the online charging service solution business subsequent to the asset transfer through the Business Cooperation Agreements with Anji Datacom. The asset transfer transaction resulted in a net gain of RMB0.9 million.

Determining whether the Group has control over Anji Datacom requires judgment and consideration of all relevant contractual arrangements, existing and potential rights, business substance and facts and circumstances specific to Anji Datacom. The Group first obtained an understanding of the purpose and design of Anji Datacom, then determined whether it had the power to direct Anji Datacom’s relevant activities, had exposure or rights to variable returns from its involvement with Anji Datacom, or had the ability to use its power to affect Anji Datacom’s returns from its involvement with Anji Datacom.

The Group does not control Anji Datacom in accordance with IFRS 10 as it does not possess power over Anji Datacom and does not have exposure or rights to variable returns by involving in relevant activities of Anji Datacom. The Group does not have voting or potential voting rights, rights to appoint or remove key management, veto rights and other contractual rights over Anji Datacom. The third-party shareholder of Anji Datacom has substantive voting rights and makes independent decisions including, but not limited to, approving budgets and appointing and renumerating its management and employees. Furthermore, Anji Datacom is not a structured entity as it is not restricted to carry out its relevant activities and it makes independent decisions as a principal of its relevant activities.

(g) Measurement of ECLs for trade receivables and other receivables

A number of significant judgments are required in applying the accounting requirements for measuring ECLs, such as:

●	Determining the segmentation of debtor groups;

●	Selecting appropriate models and assumptions for the measurement of ECLs; and

●	Establishing the relative probability weightings of forward-looking factors.

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on aging for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the financial position date about past events, current conditions and forecasts of future economic conditions.

At each financial position date, the observed historical default rates are reassessed and changes in the forward-looking information are considered. In addition, credit-impaired trade receivables with significant balances are assessed for ECLs individually. The provision of ECLs is sensitive to changes in estimates. Information about ECLs is disclosed in Note 7.

ECLs for other receivables are estimated by applying a loss rate approach with reference to the days past due for groupings of debtors with similar loss patterns. The loss rate is adjusted to reflect current conditions and forecasts of future economic conditions as appropriate.

The Group considers forward-looking information in measuring ECLs in accordance with IFRS 9. The calculation of ECLs incorporates forward-looking information through the use of publicly available economic data and forecasts based on assumptions and management’s judgments and the use of probability weighted outcomes.

(h) Measurement of fair value of convertible bonds

Estimating fair value of convertible bonds requires determination of the most appropriate valuation model, which depends on the terms and conditions of the arrangement. This estimate also requires determination of the most appropriate inputs to the valuation model including stock price, volatility and dividend yield and making assumptions about them. For the fair value of the convertible bonds at the issue date and each financial position date, the Group uses binomial model for the valuation. The assumptions used for estimating the fair value of the convertible bonds are disclosed in Note 20.